Annual Fund Operating Expenses	Oct. 28, 2026
GraniteShares YieldBOOST Single Stock Universe ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.45%	[1]
Acquired Fund Fees and Expenses	1.18%	[2]
Expenses (as a percentage of Assets)	3.92%
Fee Waiver or Reimbursement	(2.24%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.68%	[1],[2],[3],[4]
GraniteShares YieldBOOST TopYielders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.60%	[5]
Acquired Fund Fees and Expenses	1.14%	[6]
Expenses (as a percentage of Assets)	3.03%
Fee Waiver or Reimbursement	(1.39%)	[7],[8]
Net Expenses (as a percentage of Assets)	1.64%	[5],[6],[7],[8]

[1]	Other Expenses are based on actual amounts incurred during the Fund’s fiscal period ended June 30, 2026.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, namely the Underlying YieldBOOST ETFs (as defined below). Total Annual Fund Operating Expenses reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses. The amounts are based on actual amounts incurred during the Fund’s fiscal period ended June 30, 2026.
[3]	GraniteShares Advisors LLC has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) will not exceed 0.50%. This agreement is effective until December 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
[4]	The Funds’ have a fee arrangement with its custodian which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants.
[5]	Other Expenses are based on actual amounts incurred during the Fund’s fiscal period ended June 30, 2026.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, namely the Underlying YieldBOOST ETFs (as defined below). Total Annual Fund Operating Expenses reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses. The amounts are based on actual amounts incurred during the Fund’s fiscal period ended June 30, 2026.
[7]	GraniteShares Advisors LLC has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 0.50%. This agreement is effective until December 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
[8]	The Funds’ have a fee arrangement with its custodian which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants.